Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loans [Abstract]
Loans

5.LOANS

Major classifications of loans are as follows:

	June 30, 2012	December 31, 2011

Real estate
Commercial	$317,773,437	$273,101,082
Construction	51,887,623	51,662,538
Residential	95,136,947	96,723,708
Commercial	98,871,677	107,125,895
Consumer	12,752,382	13,674,025
	576,422,066	542,287,248
Allowance for loan losses	(4,109,461)	(3,741,271)
Deferred loan costs, net	833,526	751,689
	$573,146,131	$539,297,666

Credit policies and Administration

We have adopted a comprehensive lending policy, which includes stringent underwriting standards for all types of loans.  We have designed our underwriting standards to promote a complete banking relationship rather than a transactional relationship.  In an effort to manage risk, prior to funding, the loan committee consisting of the Executive Officers and seven members of the Board of Directors must approve by a majority vote all credit decisions in excess of a lending officer’s lending authority.  Management believes that it employs experienced lending officers, secures appropriate collateral and carefully monitors the financial condition of its borrowers and loan concentrations.

In addition to the internal business processes employed in the credit administration area, the Bank retains an outside independent firm to review the loan portfolio.  This firm performs a detailed annual review and an interim update.  We use the results of the firm’s report to validate our internal ratings and we review the commentary on specific loans and on our loan administration activities in order to improve our operations.

Commercial real estate lending entails significant risks.  Risks inherent in managing our commercial real estate portfolio relate to sudden or gradual drops in property values as well as changes in the economic climate that may detrimentally impact the borrower’s ability to repay.  We attempt to mitigate these risks by carefully underwriting these loans.  We also generally require the personal or corporate guarantee(s) of the owners and/or occupant(s) of the property.  For loans of this type in excess of $250,000, we monitor the financial condition and operating performance of the borrower through a review of annual tax returns and updated financial statements.  In addition, we meet with the borrower and/or perform site visits as required.  Many of the loans acquired do not comply with underwriting standards that we maintain.  Accordingly, during our due diligence process, we evaluated these loans using our underwriting standards and discounted the book value of these loans.  We subsequently incorporated this discounted book value into our initial purchase price.

Management tracks all loans secured by commercial real estate.  With the exception of loans to the hospitality industry, the properties secured by commercial real estate are diverse in terms of type.  This diversity helps to reduce our exposure to economic events that affect any single market or industry.  As a general rule, we avoid financing single purpose properties unless other underwriting factors are present to help mitigate the risk.  As previously mentioned, we do have a concentration in the hospitality industry.  At June 30, 2012 and December 31, 2011, we had approximately $55.7 million and $54.0 million, respectively, of commercial real estate loans to the hospitality industry.  An individual review of these loans indicates that they generally have a low loan to value, more than acceptable existing or projected cash flow, are to experienced operators and are generally dispersed throughout the region.

Real Estate Construction Loans

This segment of our portfolio consists of funds advanced for construction of single family residences, multi-family housing and commercial buildings.  These loans generally have short durations, meaning maturities typically of nine months or less.  Residential houses, multi-family dwellings and commercial buildings under construction and the underlying land for which the loan was obtained secure the construction loans.  All of these loans are concentrated in our primary market area.

Construction lending also entails significant risk.  These risks involve larger loan balances concentrated with single borrowers with funds advanced upon the security of the land or the project under construction.  An appraisal of the property estimates the value of the project prior to completion of construction.  Thus, it is more difficult to accurately evaluate the total loan funds required to complete a project and related loan to value ratios.  To mitigate the risks, we generally limit loan amounts to 80% of appraised values and obtain first lien positions on the property.  We generally only offer real estate construction financing to experienced builders, commercial entities or individuals who have demonstrated the ability to obtain a permanent loan “take-out.”  We also perform a complete analysis of the borrower and the project under construction.  This analysis includes a review of the cost to construct, the borrower’s ability to obtain a permanent “take-out”, the cash flow available to support the debt payments and construction costs in excess of loan proceeds, and the value of the collateral.  During construction, we advance funds on these loans on a percentage of completion basis.  We inspect each project as needed prior to advancing funds during the term of the construction loan.

Residential Real Estate Loans

We offer a variety of consumer oriented residential real estate loans including home equity lines of credit, home improvement loans and first or second mortgages on investment properties.  Our residential loan portfolio consists of a diverse client base.  Although most of these loans are in our primary market area, the diversity of the individual loans in the portfolio reduces our potential risk.  Usually, we secure our residential real estate loans with a security interest in the borrower’s primary or secondary residence with a loan to value not exceeding 85%.  Our initial underwriting includes an analysis of the borrower’s debt/income ratio which generally may not exceed 40%, collateral value, length of employment and prior credit history.  We do not originate any subprime residential real estate loans.

Commercial Business Lending

Our commercial business lending consists of lines of credit, revolving credit facilities, accounts receivable financing, term loans, equipment loans, SBA loans, standby letters of credit and unsecured loans.  We originate commercial business loans for any business purpose including the financing of leasehold improvements and equipment, the carrying of accounts receivable, general working capital, and acquisition activities.  We have a diverse client base and we do not have a concentration of these types of loans in any specific industry segment.  We generally secure commercial business loans with accounts receivable, equipment, deeds of trust and other collateral such as marketable securities, cash value of life insurance and time deposits at Old Line Bank.

Commercial business loans generally depend on the success of the business for repayment.  They may also involve high average balances, increased difficulty monitoring and a high risk of default.  To help manage this risk, we typically limit these loans to proven businesses and we generally obtain appropriate collateral and personal guarantees from the borrower’s principal owners and monitor the financial condition of the business.  For loans in excess of $250,000, monitoring generally includes a review of the borrower’s annual tax returns and updated financial statements.

Consumer Installment Lending

We offer various types of secured and unsecured consumer loans.  We make consumer loans for personal, family or household purposes as a convenience to our customer base.  However, these loans are not a focus of our lending activities.  As a general guideline, a consumer’s total debt service should not exceed 40% of his or her gross income.  The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of his or her ability to meet existing obligations and payments on the proposed loan.

Consumer loans are risky because they are unsecured or rapidly depreciating assets secure these loans.  Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage, loss or depreciation.  Consumer loan collections depend on the borrower’s continuing financial stability.  If a borrower suffers personal financial difficulties, the consumer may not repay the loan.  Also, various federal and state laws, including bankruptcy and insolvency laws, may limit the amount we can recover on such loans.

Concentrations of Credit

Most of our lending activity occurs within the state of Maryland within the suburban Washington D.C. market area in Anne Arundel, Calvert, Charles, Prince George’s and St. Mary’s counties.  The majority of our loan portfolio consists of commercial real estate loans and commercial and industrial loans.  As of June 30, 2012 and December 31, 2011, the only industry in which we had a concentration of loans was the hospitality industry, as previously mentioned.

Non-Accrual and Past Due Loans

As a result of the acquisition of Maryland Bankcorp, we have segmented the portfolio into two components, loans originated by Old Line Bank (legacy) and loans acquired from MB&T (acquired). We consider all loans past due if the borrower has not paid the required principal and interest payments when due under the original or modified terms of the promissory note or payment of principal or interest has become 90 days past due.  When we classify a loan as non-accrual, we no longer accrue interest on such loan and we reverse any interest previously accrued but not collected.  We will generally restore a non-accrual loan to accrual status when the borrower brings delinquent principal and interest payments current and we expect to collect future monthly principal and interest payments.  We recognize interest on non-accrual legacy loans only when received.  We originally recorded acquired non-accrual loans at fair value upon acquisition.  We expect to fully collect the carrying value of these loans.  Therefore, as provided for under ASC 310-30, we recognize interest income on acquired non-accrual loans through the accretion of the difference between the carrying value of these loans and expected cash flows.

We consider a loan a troubled debt restructuring when we conclude that both of the following conditions exist:  the restructuring constitutes a concession and the debtor is experiencing financial difficulties.

The table below presents a breakdown of the recorded book balance of non-performing loans and accruing past due loans at June 30, 2012.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings

Recorded Book Balance

June 30, 2012

	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	2	$817,456	$46,627	7	$2,431,806	$870,081
Construction	1	969,337	267,641	3	850,000	705,281
Residential	-	-	-	6	1,300,661	388,346
Commercial	-	-	-	3	259,141	51,468
Consumer	-	-	-	-	-	-
Total non-performing loans	3	$1,786,793	$314,268	19	$4,841,608	$2,015,176

Accruing past due loans:
30-59 days past due
Real estate	5	1,470,732		1	425,107
Commercial	1	439,768		3	237,115
Consumer	-	-		12	42,124
Total 30-59 days past due	6	1,910,500		16	704,346
60-89 days past due
Real estate	2	888,719		-	-
Commercial	-	-		2	20,993
Consumer	-	-		1	699
Total 60-89 days past due	2	888,719		3	21,692
90 or more days past due
Consumer	-	-		2	940,072
Total accruing past due loans	8	$2,799,219		21	$1,666,110

Accruing Troubled Debt Restructurings
Real Estate	1	$499,122		1	$152,848
Consumer	-	-		1	442
Total Accruing Troubled Debt Restructurings	1	$499,122		2	$153,290

The table below presents a breakdown of the recorded book balance of non-performing loans and accruing past due loans at December 31, 2011.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings

Recorded Book Balance

December 31, 2011

	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	-	$-	$-	7	$2,288,900	$1,164,630
Construction	1	1,169,337	212,484	2	1,184,146	255,560
Residential	-	-	-	4	1,019,942	241,093
Commercial	1	77,975	1,735	4	90,039	33,041
Consumer	-	-	-	-	-	-
Total non-performing loans	2	$1,247,312	$214,219	17	$4,583,027	$1,694,324

Accruing past due loans:
30-59 days past due
Real estate	1	421,805		3	474,651
Commercial	-	-		-	-
Consumer	-	-		16	22,698
Total 30-59 days past due	1	421,805		19	497,349
60-89 days past due
Real estate	2	311,762		2	338,431
Commercial	1	11,043		-	-
Consumer	-	-		1	3,494
Total 60-89 days past due	3	322,805		3	341,925
90 or more days past due
Consumer	1	34,370		-	-
Total accruing past due loans	5	$778,980		22	$839,274

Accruing Troubled Debt Restructurings
Real Estate	3	$5,037,879		-	$-
Consumer	1	142,671		2	154,088
Total Accruing Troubled Debt Restructurings	4	$5,180,550		2	$154,088

The tables below present the contract amount due of the non-accrual loans at June 30, 2012 and December 31, 2011.

Non-Accrual

Contract Amount

June 30, 2012

	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial	2	$817,456	$46,627	7	$5,640,834	$870,081
Construction	1	1,616,317	267,641	3	4,294,266	705,281
Residential	-	-	-	6	2,894,232	388,346
Commercial	-	-	-	3	394,990	51,468
Consumer	-	-	-	-	-	-
Total non-performing loans	3	$2,433,773	$314,268	19	$13,224,322	$2,015,176

Non-Accrual

Contract Amount

December 31, 2011

	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial	-	$-	$-	7	$6,417,444	$1,164,630
Construction	1	1,616,317	212,484	2	2,815,452	255,560
Residential	-	-	-	4	2,606,151	241,093
Commercial	1	77,975	1,735	4	327,414	33,041
Consumer	-	-	-	-	-	-
Total non-performing loans	2	$1,694,292	$214,219	17	$12,166,461	$1,694,324

Non-accrual legacy loans

At June 30, 2012, we had three non-accrual legacy loans with a total recorded book balance of $1,786,793.  The first non-accrual loan has a contractual balance of $1,616,317.  The borrower and guarantor on this loan have filed bankruptcy.  During the first quarter of 2011, we charged $446,980 to the allowance for loan losses to reduce the balance on this loan from $1,616,317 to $969,377. We had identified a potential buyer for this note who had agreed to purchase it at a price slightly lower than the current carrying value.  In October of 2011, the prospective purchaser of the promissory note rescinded his offer.  In February 2012, we sold at foreclosure the property that secured the promissory note on this loan and expected to receive ratification of the foreclosure and proceeds from the sale of approximately $970,000 during the first quarter of 2012. Therefore, during the first quarter of 2012, we charged an additional $200,000 to the allowance for loan losses to properly reflect the net sales proceeds that we expected to receive. The courts rejected the initial foreclosure. We have subsequently re-foreclosed on the property. We expect ratification of the sale in the third quarter of 2012. The non-accrued interest on this loan is $267,640.

The second non-accrual legacy loan is a commercial real estate loan in the amount of $464,978.  The original purpose of this loan was to purchase a building for use as a fast food franchise.  The borrower on this loan executed a lease on land on which the building that secures this loan was built.  The borrower has closed this facility and has no other available assets.  We are currently in negotiations with the landlord of the land and the borrower. We have received an appraisal that indicates the value of our interest in the property is higher than our loan balance. At this point, we are unable to ascertain the potential loss on this loan.  We have allocated $232,489 of the allowance for loan losses for this loan.  The non-accrued interest on this loan is $14,438.

The third non-accrual legacy loan is a commercial real estate loan in the amount of $352,478.  The borrower’s business has insufficient cash flow to make payments on this loan.  A current appraisal indicates that the value of the real estate that is the collateral for this loan is sufficient to provide payment in full.  We have not allocated any of the allowance for loan losses for this loan.  The non-accrued interest on this loan is $32,190.

At December 31, 2011, two non-accrual legacy loans totaling $1,247,312 were past due and classified as non-accrual.  The first loan in the amount of $1,169,337 is a residential land acquisition and development loan secured by real estate and described above.

The second loan is a commercial loan secured by a blanket lien on the borrower’s assets and a second deed of trust on the guarantors’ personal residence.  The borrower has ceased operations and the collateral has no value.  In the first quarter of 2012, we charged the entire balance due to the allowance for loan losses and have filed a judgment against the guarantors.  At December 31, 2011, we had allocated the entire loan balance to the allowance for loan losses.

Acquired impaired loans

Loans acquired in an acquisition are recorded at estimated fair value on their purchase date with no carryover of the related allowance for loan and lease losses.  In determining the estimated fair value of these loans, we considered a number of factors including the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, net present value of cash flows we expect to receive, among others.  As required, we accounted for these acquired loans in accordance with guidance for certain loans acquired in a transfer, when the loans have evidence of credit deterioration since origination and it is probable at the date of acquisition that the acquirer will not collect all contractually required principal and interest payments.  The difference between contractually required payments and cash flows we expect to collect is the non-accretable difference.  Subsequent negative differences to the expected cash flows will generally result in an increase in the non-accretable difference which would increase our provision for loan losses and decrease net interest income after provision for loan losses.  Subsequent collection of payments on these loans will cause an increase in cash flows that will result in a reduction to the non-accretable difference, which would increase interest revenue.  At June 30, 2012, the contract value of the acquired impaired loans (including non-accrual loans) was $28,260,431.  The fair value adjustments applied to these loans was $13,930,476.

The fair value of these loans (recorded book value) was $14,329,955.  At December 31, 2011, the contract value of the acquired impaired loans (including non-accrual loans) was $31,927,256.  The fair value adjustments applied to these loans was $15,589,151.  The fair value of these loans (recorded book value) was $16,338,105.

Non-accrual acquired loans

At June 30, 2012, we had 22 non-accrual acquired loans to 19 borrowers with a recorded total fair value of $4,841,608 and a total contract amount due of $13,224,322.   The non-accrued interest on these loans at June 30, 2012 was $2,015,176.  At December 31, 2011, we had 22 non-accrual acquired loans to 17 borrowers with a recorded total fair value of $4,583,027 and a total contract amount due of $12,166,461.   The non-accrued interest on these loans at December 31, 2011 was $1,694,324.  As outlined above, at acquisition, we marked these loans to fair value and carry no related allowance for loan losses.

Credit Quality Indicators

We review the adequacy of the allowance for loan losses at least quarterly.  Our review includes evaluation of impaired loans as required by ASC Topic 310 Receivables, and ASC Topic 450 Contingencies.  Also, incorporated in determining the adequacy of the allowance is guidance contained in the SEC’s SAB No. 102, Loan Loss Allowance Methodology and Documentation; the Federal Financial Institutions Examination Council’s Policy Statement on Allowance for Loan and Lease Losses Methodologies and Documentation for Banks and Savings Institutions, and the Interagency Policy Statement on the Allowance for Loan and Lease Losses provided by the Office of the Comptroller of the Currency, Board of Governors of the Federal Reserve System, Federal Deposit Insurance Corporation, National Credit Union Administration and Office of Thrift Supervision.

We base the evaluation of the adequacy of the allowance for loan losses upon loan categories.  We categorize loans as installment and other consumer loans (other than boat loans), boat loans, real estate loans and commercial loans.  We further divide commercial and real estate loans by risk rating and apply loss ratios by risk rating, to determine estimated loss amounts.  We evaluate delinquent loans and loans for which management has knowledge about possible credit problems of the borrower or knowledge of problems with collateral separately and assign loss amounts based upon the evaluation.

We determine loss ratios for installment and other consumer loans based upon a review of prior 18 months delinquency trends for the category, the three year loss ratio for the category, peer group loss ratios and industry standards.

With respect to commercial loans, management assigns a risk rating of one through eight as follows:

•

Risk rating 1 (Highest Quality) is normally assigned to investment grade risks, meaning that level of risk is associated with entities having access (or capable of access) to the public capital markets and the loan underwriting in question conforms to the standards of institutional credit providers.  We also include in this category loans with a perfected security interest in U.S. government securities, investment grade government sponsored entities’ bonds, investment grade municipal bonds, insured savings accounts, and insured certificates of deposits drawn on high quality financial institutions.

•

Risk rating 2 (Good Quality) is normally assigned to a loan with a sound primary and secondary source of repayment.  The borrower may have access to alternative sources of financing.  This loan carries a normal level of risk, with minimal loss exposure.  The borrower has the ability to perform according to the terms of the credit facility.   Cash flow coverage is greater than 1.25:1 but may be vulnerable to more rapid deterioration than the higher quality loans.  We may also include loans secured by high quality traded stocks, lower grade municipal bonds and uninsured certificates of deposit.

Characteristics of such credits should include: (a) sound primary and secondary repayment sources; (b) strong debt capacity and coverage; (c) good management in all key positions.  A credit secured by a properly margined portfolio of marketable securities, but with some portfolio concentration, also would qualify for this risk rating. Additionally, individuals with significant liquidity, low leverage and a defined source of repayment would fall within this risk rating.

•

Risk rating 3 (Acceptable Quality) is normally assigned when the borrower is a reasonable credit risk and demonstrates the ability to repay the debt from normal business operations.  Risk factors may include reliability of margins and cash flows, liquidity, dependence on a single product or industry, cyclical trends, depth of management, or limited access to alternative financing sources.  Historic financial information may indicate erratic performance, but current trends are positive.  Quality of financial information is adequate, but is not as detailed and sophisticated as information found on higher graded loans.  If adverse circumstances arise, the impact on the borrower may be significant.  We classify many small business loans in this category unless deterioration occurs or we believe the loan requires additional monitoring, such as construction loans, asset based (accounts receivable/inventory) loans, and Small Business Administration (SBA) loans.

•

Risk rating 4  (Pass/Watch) loans exhibit all the characteristics of a loan graded as a “3” with the exception that there is a greater than normal concern that an external factor may impact the viability of the borrower at some later date; or that the Bank is uncertain because of the lack of financial information available.  We will generally grant this risk rating to credits that require additional monitoring such as construction loans, SBA loans and other loans deemed in need of additional monitoring.

•

Risk rating 5 (Special Mention) is assigned to risks in need of close monitoring.  These are defined as classified assets.  Loans generally in this category may have either inadequate information, lack sufficient cash flow or some other problem that requires close scrutiny.  The current worth and debt service capacity of the borrower or of any pledged collateral are insufficient to ensure repayment of the loan.  These risk ratings may also apply to an improving credit previously criticized but some risk factors remain.  All loans in this classification or below should have an action plan.

•

Risk rating 6 (Substandard) is assigned to loans where there is insufficient debt service capacity.  These obligations, even if appropriately protected by collateral value, have well defined weaknesses related to adverse financial, managerial, economic, market, or political conditions that have clearly jeopardized repayment of principal and interest as originally intended.  There is also the possibility that we will sustain some future loss if the weaknesses are not corrected.  Clear loss potential, however, does not have to exist in any individual loan we may classify as substandard.

•

Risk rating 7 (Doubtful) corresponds to the doubtful asset categories defined by regulatory authorities. A loan classified as doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full improbable.  The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to strengthening of the asset we have deferred its classification as loss until we may determine a more exact status and estimation of the potential loss.

•

Risk rating 8 (Loss) is assigned to charged off loans. We consider assets classified as loss as uncollectible and of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the asset has no recovery value, but that it is not practical to defer writing off the worthless assets, even though partial recoveries may occur in the future.  We charge off assets in this category.  We consider suggestions from our external loan review firm and bank examiners when determining which loans to charge off.  We automatically charge off consumer loan accounts based on regulatory requirements.

The following table outlines the allocation of allowance for loan losses by risk rating.

	June 30, 2012		December 31, 2011
	Account Balance	Allocation of Allowance for Loan Losses	Account Balance	Allocation of Allowance for Loan Losses
Risk Rating
Pass (1-4)	$548,327,441	$3,107,688	$517,010,521	$3,219,376
Special Mention (5)	14,251,115	276,163	11,090,344	320,241
Substandard (6)	13,843,510	725,610	14,186,383	201,654
Doubtful (7)	-	-	-	-
Loss (8)	-	-	-	-
Total	$576,422,066	$4,109,461	$542,287,248	$3,741,271

The following table details activity in the allowance for loan losses by portfolio segment for the periods ended June 30, 2012 and December 31, 2011.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

June 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Provision for loan losses	1,081,590	(87,981)	(271,065)	27,456	750,000
Recoveries	12,975	31,933	-	48,667	93,575
	3,217,633	866,262	294,175	206,776	4,584,846
Loans charged off	(324,486)	(87,691)	-	(63,208)	(475,386)
Ending Balance	$2,893,147	$778,571	$294,175	$143,568	$4,109,461

Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$615,489	$110,121	$-	$-	$725,610
Loans collectively evaluated for impairment	2,277,658	668,450	294,175	143,568	3,383,851
Ending balance	$2,893,147	$778,571	$294,175	$143,568	$4,109,461

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$1,748,122	$417,198	$294,723	$8,433	$2,468,476
Provision for loan losses	967,036	384,642	317,778	130,544	1,800,000
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$175,117	$136,654	$70,000	$-	$381,771
Loans collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Ending balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271

Our recorded investment in loans as of June 30, 2012 and December 31, 2011 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of our impairment methodology was as follows:

June 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$1,680,100	$220,243	$-	$-	$1,900,343
Loans individually evaluated for impairment without specific reserve	2,959,973	1,630,136	-	-	4,590,109
Loans collectively evaluated for impairment	460,157,934	97,021,298	8,243,260	4,509,122	569,931,614
Ending balance	$464,798,007	$98,871,677	$8,243,260	$4,509,122	$576,422,066

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$5,924,354	$136,654	$142,671	$-	$6,203,679
Loans individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Loans collectively evaluated for impairment	413,842,516	105,101,255	8,717,775	4,813,579	532,475,125
Ending balance	$421,487,328	$107,125,895	$8,860,446	$4,813,579	$542,287,248

6.Loans

Major classifications of loans are as follows:

December 31,	2011	2010	2009

Real estate
Commercial	$ 273,101,082	$ 153,526,907	$ 124,002,072
Construction	51,662,538	24,377,690	30,872,499
Residential	96,723,708	27,081,399	23,350,018
Commercial	107,125,895	83,523,056	74,174,400
Consumer	13,674,025	13,079,878	14,622,153
	542,287,248	301,588,930	267,021,142
Allowance for loan losses	(3,741,271)	(2,468,476)	(2,481,716)
Deferred loan costs, net	751,689	485,976	469,243
	$ 539,297,666	$ 299,606,430	$ 265,008,669

6.Loans (Continued)

Credit Policies and Administration

We have adopted a comprehensive lending policy, which includes stringent underwriting standards for all types of loans.  We have designed our underwriting standards to promote a complete banking relationship rather than a transactional relationship.  In an effort to manage risk, prior to funding, the loan committee consisting of the Executive Officers and seven members of the Board of Directors must approve by a majority vote all credit decisions in excess of a lending officer’s lending authority.  Management believes that it employs experienced lending officers, secures appropriate collateral and carefully monitors the financial condition of its borrowers and loan concentrations.

In addition to the internal business processes employed in the credit administration area, the Bank retains an outside independent firm to review the loan portfolio.  This firm performs a detailed annual review and an interim update.  We use the results of the firm’s report to validate our internal rating and we review the commentary on specific loans and on our loan administration activities in order to improve our operations.  Many of the loans acquired do not comply with underwriting standards that we maintain.  Accordingly, during our due diligence process, we evaluated these loans using our underwriting standards and discounted the book value of these loans.  This discounted book value was subsequently incorporated into our initial purchase price.

Commercial Real Estate Loans

We finance commercial real estate for our clients, for owner occupied and investment properties.  We will generally finance owner occupied commercial real estate at a maximum loan to value of 85% and investor real estate at a maximum loan to value of 75%.  Our underwriting policies and processes focus on the clients’ ability to repay the loan as well as an assessment of the underlying real estate.  Our underwriting generally includes an analysis of the borrower’s capacity to repay, the current collateral value, a cash flow analysis and review of the character of the borrower and current and prospective conditions in the market.  We view these loans primarily as cash flow loans and secondarily as loans secured by real estate.  Commercial real estate lending typically involves higher principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.

Commercial real estate lending entails significant risks.  Risks inherent in managing our commercial real estate portfolio relate to sudden or gradual drops in property values as well as changes in the economic climate that may detrimentally impact the borrower’s ability to repay.  We attempt to mitigate these risks by carefully underwriting these loans.  We also generally require the personal or corporate guarantee(s) of the owners and/or occupant(s) of the property.  For loans of this type in excess of $250,000, we monitor the financial condition and operating performance of the borrower through a review of annual tax returns and updated financial statements.  In addition, we meet with the borrower and/or perform site visits as required.

Management tracks all loans secured by commercial real estate.  With the exception of loans to the hospitality industry, the properties secured by commercial real estate are diverse in terms of type.  This diversity helps to reduce our exposure to economic events that affect any single market or industry.  As a general rule, we avoid financing single purpose properties unless other underwriting factors are present to help mitigate the risk.  As previously mentioned, we have a concentration in the hospitality industry.  At December 31, 2011, we had approximately $54.0 million of commercial real estate loans outstanding to the hospitality industry.  An individual review of these loans indicates that they generally have a low loan to value, more than acceptable existing or projected cash flow, are to experienced operators and are generally dispersed throughout the region.

Real Estate Construction Loans

This segment of our portfolio consists of funds advanced for construction of single family residences, multi-family housing and commercial buildings.  These loans generally have short durations, meaning

6.Loans (Continued)

maturities typically of nine months or less.  Residential houses, multi-family dwellings and commercial buildings under construction and the underlying land for which the loan was obtained secure the construction loans.  The vast majority of these loans are concentrated in our primary market area.

Construction lending also entails significant risk.  These risks involve larger loan balances concentrated with single borrowers with funds advanced upon the security of the land or the project under construction.  An appraisal of the property estimates the value of the project prior to completion of construction.  Thus, it is more difficult to accurately evaluate the total loan funds required to complete a project and related loan to value ratios.  To mitigate the risks, we generally limit loan amounts to 80% or less of appraised values and obtain first lien positions on the property.  We generally only offer real estate construction financing to experienced builders, commercial entities or individuals who have demonstrated the ability to obtain a permanent loan “take-out”.  We also perform a complete analysis of the borrower and the project under construction.  This analysis includes a review of the cost to construct, the borrower’s ability to obtain a permanent “take-out”, the cash flow available to support the debt payments and construction costs in excess of loan proceeds, and the value of the collateral.  During construction, we advance funds on these loans on a percentage of completion basis.  We inspect each project as needed prior to advancing funds during the term of the construction loan.

Residential Real Estate Loans

We offer a variety of consumer oriented residential real estate loans including home equity lines of credit, home improvement loans and first or second mortgages on investment properties.  Our residential loan portfolio consists of a diverse client base.  Although most of these loans are in our primary market area, the diversity of the individual loans in the portfolio reduces our potential risk.  Usually, we secure our residential real estate loans with a security interest in the borrower’s primary or secondary residence with a loan to value not exceeding 85%.  Our initial underwriting includes an analysis of the borrower’s debt/income ratio which generally may not exceed 40%, collateral value, length of employment and prior credit history.  We do not originate any subprime residential real estate loans.

Commercial Business Lending

Our commercial business lending consists of lines of credit, revolving credit facilities, accounts receivable financing, term loans, equipment loans, SBA loans, standby letters of credit and unsecured loans.  We originate commercial business loans for any business purpose including the financing of leasehold improvements and equipment, the carrying of accounts receivable, general working capital, and acquisition activities.  We have a diverse client base and we do not have a concentration of these types of loans in any specific industry segment.  We generally secure commercial business loans with accounts receivable, equipment, deeds of trust and other collateral such as marketable securities, cash value of life insurance and time deposits at Old Line Bank.

Commercial business loans generally depend on the success of the business for repayment.  They may also involve high average balances, increased difficulty monitoring and a high risk of default.  To help manage this risk, we typically limit these loans to proven businesses and we generally obtain appropriate collateral and personal guarantees from the borrower’s principal owners and monitor the financial condition of the business.  For loans in excess of $250,000, monitoring generally includes a review of the borrower’s annual tax returns and updated financial statements.

6.Loans (Continued)

Consumer Installment Lending

We offer various types of secured and unsecured consumer loans.  We make consumer loans for personal, family or household purposes as a convenience to our customer base.  However, these loans are not a focus of our lending activities.  As a general guideline, a consumer’s total debt service should not exceed 40% of his or her gross income.  The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of his or her ability to meet existing obligations and payments on the proposed loan.

Consumer loans are risky because they are unsecured or rapidly depreciating assets secure these loans.  Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage, loss or depreciation.  Consumer loan collections depend on the borrower’s continuing financial stability.  If a borrower suffers personal financial difficulties, the consumer may not repay the loan.  Also, various federal and state laws, including bankruptcy and insolvency laws, may limit the amount we can recover on such loans.

Concentrations of Credit

Most of our lending activity occurs within the state of Maryland within the suburban Washington, D.C. market area in Anne Arundel, Calvert, Charles, Prince George’s and St. Mary’s counties.  The majority of our loan portfolio consists of commercial real estate loans and commercial and industrial loans.  As of December 31, 2011, 2010 and 2009, the only industry in which we had a concentration of loans was the hospitality industry, as previously mentioned.

Non-Accrual and Past Due Loans

We consider loans past due if the borrower has not paid the required principal and interest payments when due.  Management generally classifies loans as non-accrual when it does not expect collection of full principal and interest under the original terms of the loan or payment of principal or interest has become 90 days past due.  When we classify a loan as non-accrual, we no longer accrue interest on such loan and we reverse any interest previously accrued but not collected.  We will generally restore a non-accrual loan to accrual status when the borrower brings delinquent principal and interest payments current and we expect to collect future monthly principal and interest payments.  We recognize interest on non-accrual legacy loans only when received.   We originally recorded acquired non-accrual loans at fair value upon acquisition.  We expect to fully collect the carrying value of these loans.  Therefore, as provided for under ASC 310-30, we recognize interest income on acquired non-accrual loans through the accretion of the difference between the carrying value of these loans and expected cash flows.

We consider a loan a troubled debt restructuring when we conclude that both of the following conditions exist:  the restructuring constitutes a concession and the debtor is experiencing financial difficulties.

6.Loans (Continued)

The table below presents a breakdown of the recorded book balance of non-performing loans and accruing past due loans at December 31, 2011.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings
Recorded Book Balance
December 31, 2011
	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial		$ -	$ -	7	$ 2,288,900	$ 1,164,630
Construction	1	1,169,337	212,484	2	1,184,146	255,560
Residential		-	-	4	1,019,942	241,093
Commercial	1	77,975	1,735	4	90,039	33,041
Consumer		-	-		-	-
Total non-performing loans	2	$ 1,247,312	$ 214,219	17	$ 4,583,027	$ 1,694,324

Accruing past due loans:
30-59 days past due
Real estate	1	421,805		3	474,651
Commercial		-			-
Consumer		-		16	22,698
Total 30-59 days past due	1	421,805		19	497,349
60-89 days past due
Real estate	2	311,762		2	338,431
Commercial	1	11,043			-
Consumer		-		1	3,494
Total 60-89 days past due	3	322,805		3	341,925
90 or more days past due
Consumer	1	34,370			-
Total accruing past due loans	5	778,980		22	839,274

Accruing Troubled Debt Restructurings
Real Estate	3	$ 5,037,879			$ -
Consumer	1	142,671		2	154,088
Total Accruing Troubled Debt Restructurings	4	$ 5,180,550		2	$ 154,088

6.Loans (Continued)

The tables below present the contract amount due of the non-accrual loans at December 31, 2011.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings
Contract Amount
December 31, 2011
	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial		$ -	$ -	7	$ 6,417,444	$ 1,164,630
Construction	1	1,616,317	212,484	2	2,815,452	255,560
Residential		-	-	4	2,606,151	241,093
Commercial	1	77,975	1,735	4	327,414	33,041
Consumer		-	-		-	-
Total non-performing loans	2	$ 1,694,292	$ 214,219	17	$ 12,166,461	$ 1,694,324

6.Loans (Continued)

The tables below presents a breakdown of the non-performing legacy loans and accruing legacy past due loans at December 31, 2010 and 2009, respectively.

Legacy
Non-Accrual and Past Due Loans

December 31,	2010			2009
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	2	$ 2,426,608	$ 314,804	3	$ 1,586,499	$ 190,701
Construction		-	-		-	-
Residential		-	-		-	-
Commercial		-	-		-	-
Consumer	1	284,011	3,728		-	-
Total non-performing loans	3	$ 2,710,619	$ 318,532	3	$ 1,586,499	$ 190,701

Accruing past due loans:
30-89 days past due		$ -		2	$ 581,018
90 or more days past due		-			-
Total accruing past due loans		$ -		2	$ 581,018

Non-accrual legacy loans

At December 31, 2011, two non-accrual legacy loans totaling $1,247,312 were past due and classified as non-accrual.  The first loan in the amount of $1,169,337 is a residential land acquisition and development loan secured by real estate and described below.  At December 31, 2011, the non-accrued interest on this loan was $212,484, none of which was included in interest income.  The borrower and guarantor on this loan have filed bankruptcy.  During the 1st quarter of 2011, we charged $446,980 to the allowance for loan losses and reduced the balance on this loan from $1,616,317 to $1,169,337.  We have an additional $65,000 of the allowance for loan losses specifically allocated to this loan.  We had identified a potential buyer for this note who had agreed to purchase it at a price slightly lower than the current carrying value.  In October of 2011, the prospective purchaser of the promissory note rescinded his offer.  In February 2012, the property that secures the promissory note was sold at foreclosure for an amount less than our carrying fair value.  We anticipate ratification of the foreclosure will occur during the second quarter of 2012 and that we will receive approximately $966,000 from the sales proceeds and charge approximately $203,000 to the allowance for loan losses.

The second loan is a commercial loan secured by a blanket lien on the borrower’s assets and a second deed of trust on the guarantors’ personal residence.  The borrower has ceased operations and the collateral has no value.  In the first quarter of 2012, we charged the entire balance due to the allowance for loan losses and have filed a judgment against the guarantors.  At December 31, 2011, we had allocated the entire loan balance to the allowance for loan losses.

At December 31, 2010, we had three loans totaling $2,710,619 past due and classified as non-accrual.  The first loan in the amount of $810,291 is the same loan that we previously reported in our December 31, 2009 and December 31, 2008 financial statements.  At December 31, 2010, we had obtained a “lift

6.Loans (Continued)

stay” on the property and were awaiting ratification of foreclosure.  We received this ratification in January 2011 and transferred this property to other real estate owned.  At December 31, 2010, the non-accrued interest on this loan was $212,937.

The second loan in the amount of $1,616,317 is the residential acquisition and development loan secured by real estate discussed above.  At December 31, 2010, we considered this loan impaired and had allocated $450,000 of the allowance for loan losses to this loan.  At December 31, 2010, the interest not accrued on this loan was $101,867.

The third loan at December 31, 2010 was a luxury boat loan in the amount of $284,011.  The borrower on this loan has also filed bankruptcy.  At December 31, 2010, the interest not accrued on this loan was $3,728.   During the 1st quarter of 2011, we repossessed the boat, charged $47,261 to the allowance for loan losses and recorded the remaining balance of $236,750 as repossessed property in other assets.  During the 4th quarter of 2011, we sold this boat and recorded a loss in other operating expense of $120,741 on the sale.

At December 31, 2009, we had three loans totaling $1,586,499 past due and classified as non-accrual.   The first loan is the same loan that we reported in our December 31, 2008 financial statements.  During 2009, we received $40,384 in payments on this loan and the current balance is $810,291.  In October 2009, the borrower re-entered bankruptcy under Chapter 11 of the United States Bankruptcy Code.  As outlined above, in 2010, we obtained a “lift stay” on the commercial property that secures this loan and proceeded with foreclosure.

Acquired impaired loans

As outlined in Note 2-Acquisition of Maryland Bankcorp, Inc., loans acquired in an acquisition are recorded at estimated fair value on their purchase date with no carryover of the related allowance for loan and lease losses.  In determining the estimated fair value of these loans, we considered a number of factors including the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, net present value of cash flows we expect to receive, among others.  As required, we accounted for these acquired loans in accordance with guidance for certain loans acquired in a transfer, when the loans have evidence of credit deterioration since origination and it is probable at the date of acquisition that the acquirer will not collect all contractually required principal and interest payments.  The difference between contractually required payments and cash flows we expect to collect is the non-accretable difference.  Subsequent negative differences to the expected cash flows will generally result in an increase in the non-accretable difference which would increase our provision expense and decrease net interest income.  Subsequent collection of payments on these loans will cause an increase in cash flows that will result in a reduction to the non-accretable difference, which would increase interest revenue.  At December 31, 2011, the contract value of the acquired impaired loans (including non-accrual loans) was $31,927,256.  The fair value adjustments applied to these loans was $15,589,151.  The fair value of these loans (recorded book value) was $16,338,106.

            Non-accrual acquired loans

At December 31, 2011, we had 22 non-accrual acquired loans to 17 borrowers with a recorded total fair value of $4,583,027 and a total contract amount due of $12,166,461.   The non-accrued interest on these loans at December 31, 2011 was $1,694,324.  As outlined above, at acquisition, we marked these loans to fair value and carry no related allowance for loan losses.

6.Loans (Continued)

Credit Quality Indicators

We review the adequacy of the allowance for loan losses at least quarterly.  Our review includes evaluation of impaired loans as required by ASC Topic 310-Receivables, and ASC Topic 450 Contingencies.  Also, incorporated in determining the adequacy of the allowance is guidance contained in the SEC’s SAB No. 102, Loan Loss Allowance Methodology and Documentation; the Federal Financial Institutions Examination Council’s Policy Statement on Allowance for Loan and Lease Losses Methodologies and Documentation for Banks and Savings Institutions, and the Interagency Policy Statement on the Allowance for Loan and Lease Losses provided by the Office of the Comptroller of the Currency, Board of Governors of the Federal Reserve System, Federal Deposit Insurance Corporation, National Credit Union Administration and Office of Thrift Supervision.

We base the evaluation of the adequacy of the allowance for loan losses upon loan categories.  We categorize loans as installment and other consumer loans (other than boat loans), boat loans, real estate loans and commercial loans.  We further divide commercial and real estate loans by risk rating and apply loss ratios by risk rating, to determine estimated loss amounts.  We evaluate delinquent loans and loans for which management has knowledge about possible credit problems of the borrower or knowledge of problems with collateral separately and assign loss amounts based upon the evaluation.

We determine loss ratios for installment and other consumer loans and real estate loans based upon a review of prior 18 months delinquency trends for the category, the three year loss ratio for the category, peer group loss ratios and industry standards.

With respect to commercial loans, management assigns a risk rating of one through eight as follows:

•

Risk rating 1 (Highest Quality) is normally assigned to investment grade risks, meaning that level of risk is associated with entities having access (or capable of access) to the public capital markets and the loan underwriting in question conforms to the standards of institutional credit providers.  We also include in this category loans with a perfected security interest in U.S. government securities, investment grade government sponsored entities’ bonds, investment grade municipal bonds, insured savings accounts, and insured certificates of deposits drawn on high quality financial institutions.

•

Risk rating 2 (Good Quality) is normally assigned to a loan with a sound primary and secondary source of repayment.  The borrower may have access to alternative sources of financing.  This loan carries a normal level of risk, with minimal loss exposure.  The borrower has the ability to perform according to the terms of the credit facility.   Cash flow coverage is greater than 1.25:1 but may be vulnerable to more rapid deterioration than the higher quality loans.  We may also include loans secured by high quality traded stocks, lower grade municipal bonds and uninsured certificates of deposit.

Characteristics of such credits should include: (a) sound primary and secondary repayment sources; (b) strong debt capacity and coverage; (c) good management in all key positions.  A credit secured by a properly margined portfolio of marketable securities, but with some portfolio concentration, also would qualify for this risk rating.  Additionally, individuals with significant liquidity, low leverage and a defined source of repayment would fall within this risk rating.

6.Loans (Continued)

•

Risk rating 3 (Acceptable Quality) is normally assigned when the borrower is a reasonable credit risk and demonstrates the ability to repay the debt from normal business operations.  Risk factors may include reliability of margins and cash flows, liquidity, dependence on a single product or industry, cyclical trends, depth of management, or limited access to alternative financing sources.  Historic financial information may indicate erratic performance, but current trends are positive.  Quality of financial information is adequate, but is not as detailed and sophisticated as information found on higher graded loans.  If adverse circumstances arise, they may significantly impact the borrower. We classify many small business loans in this category unless deterioration occurs or we believe the loan requires additional monitoring, such as construction loans, asset based (accounts receivable/inventory) loans, and Small Business Administration (SBA) loans.

•

Risk rating 4  (Pass/Watch)These loans exhibit all the characteristics of a loan graded as a “3” with the exception that there is a greater than normal concern that an external factor may impact the viability of the borrower at some later date; or that the Bank is uncertain because of the lack of financial information available.  We will generally grant this risk rating to credits that require additional monitoring such as construction loans, SBA loans and other loans deemed in need of additional monitoring.

•

Risk ratings 5 (Special Mention) is assigned to risks in need of close monitoring.  These are defined as classified assets.  Loans generally in this category may have either inadequate information, lack sufficient cash flow or some other problem that requires close scrutiny.  The current worth and debt service capacity of the borrower or of any pledged collateral are insufficient to ensure repayment of the loan.  These risk ratings may also apply to an improving credit previously criticized but some risk factors remain.  All loans in this classification or below should have an action plan.

•

Risk rating 6 (Substandard) is assigned to loans where there is insufficient debt service capacity.  These obligations, even if apparently protected by collateral value, have well defined weaknesses related to adverse financial, managerial, economic, market, or political conditions that have clearly jeopardized repayment of principal and interest as originally intended.  There is also the possibility that the bank will sustain some future loss if the weaknesses are not corrected.  Clear loss potential, however, does not have to exist in any individual loan we may classify as substandard.

•

Risk rating 7 (Doubtful) corresponds to the doubtful asset categories defined by regulatory authorities. A loan classified as doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full improbable.  The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to strengthening of the asset we have deferred its classification as loss until we may determine a more exact status and estimation of the potential loss.

o

Risk rating 8 (Loss) is assigned to charged off loans. We consider assets classified as loss as uncollectible and of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the asset has no recovery value, but that it is not practical to defer writing off the worthless assets, even though partial recoveries may occur in the future.  We charge off assets in this category.

6.Loans (Continued)

We charge off loans that management has identified as losses.  We consider suggestions from our external loan review firm and bank examiners when determining which loans to charge off.  We automatically charge off consumer loan accounts based on regulatory requirements.  The following table outlines the allocation of allowance for loan losses by risk rating.

	Account Balance December 31, 2011	Allocation of Allowance for Loan Losses 2011
Risk Rating
Pass (1-4)	$ 517,010,521	$ 3,219,376
Special Mention (5)	11,090,344	320,241
Substandard (6)	14,186,383	201,654
Doubtful (7)	-	-
Loss (8)	-	-
Total	$ 542,287,248	$ 3,741,271

Risk Rating	Account Balance December 31, 2010	Allocation of Allowance for Loan Losses December 31, 2010
Pass (1-4)
Special Mention (5)	$ 281,901,972	$ 1,529,356
Substandard (6)	13,777,303	489,120
Doubtful (7)	5,909,655	450,000
Loss (8)	-	-
Total	-	-
	$ 301,588,930	$ 2,468,476

Risk Rating	Account Balance December 31, 2009	Allocation of Allowance for Loan Losses December 31, 2009
Pass (1-4)
Special Mention (5)	$ 247,573,949	$ 884,877
Substandard (6)	11,658,809	846,839
Doubtful (7)	7,788,384	750,000
Loss (8)	-	-
Total	-	-
	$ 267,021,142	$ 2,481,716

6.Loans (Continued)

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2011 and 2010.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476
Provision for loan losses	967,036	384,642	317,778	130,544	1,800,000
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$ 2,123,068	$ 922,310	$ 565,240	$ 130,653	$ 3,741,271

Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$ 175,117	$ 136,654	$ 70,000	$ -	$ 381,771
Loans collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Ending balance	$ 2,123,068	$ 922,310	$ 565,240	$ 130,653	$ 3,741,271

December 31, 2010	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716
Provision for loan losses	857,818	9,495	213,306	1,381	1,082,000
Recoveries	3,650	-	-	927	4,577
	2,706,594	554,349	294,723	12,627	3,568,293
Loans charged off	(958,472)	(137,151)	-	(4,194)	(1,099,817)
Ending Balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476

Amount allocated to:
Loans individually evaluated for impairment	$ 450,000	$ -	$ -	$ -	$ 450,000
Loans collectively evaluated for impairment	1,298,122	417,198	294,723	8,433	2,018,476
Ending balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476

6.Loans (Continued)

The following table details activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2009.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

December 31, 2009	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,348,850	$ 526,600	$ 94,910	$ 13,391	$ 1,983,751
Provision for loan losses	841,101	18,254	36,507	4,138	900,000
Recoveries	-	-	-	-	-
	2,189,951	544,854	131,417	17,529	2,883,751
Loans charged off	(344,825)	-	(50,000)	(7,210)	(402,035)
Ending Balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716

Amount allocated to:
Loans individually evaluated for impairment	$ 750,000	$ -	$ -	$ -	$ 750,000
Loans collectively evaluated for impairment	1,095,126	544,854	81,417	10,319	1,731,716
Ending balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716

6.Loans (Continued)

Our recorded investment in loans as of December 31, 2011, 2010 and 2009 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of our impairment methodology was as follows:

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 5,924,354	$ 136,654	$ 142,671	$ -	$ 6,203,679
Loans individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Loans collectively evaluated for impairment	413,842,516	105,101,255	8,717,775	4,813,579	532,475,125
Ending balance	$ 421,487,328	$ 107,125,895	$ 8,860,446	$ 4,813,579	$ 542,287,248

December 31, 2010	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 1,616,317	$ -	$ -	$ -	$ 1,616,317
Loans individually evaluated for impairment without specific reserve	2,273,029	2,020,309	-	-	4,293,338
Loans collectively evaluated for impairment	201,096,650	81,502,747	11,621,392	1,458,486	295,679,275
Ending balance	$ 204,985,996	$ 83,523,056	$ 11,621,392	$ 1,458,486	$ 301,588,930

December 31, 2009	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 1,972,739	$ -	$ -	$ -	$ 1,972,739
Loans individually evaluated for impairment without specific reserve	3,734,900	2,080,745	-	-	5,815,645
Loans collectively evaluated for impairment	172,516,950	72,093,655	13,120,566	1,501,587	259,232,758
Ending balance	$ 178,224,589	$ 74,174,400	$ 13,120,566	$ 1,501,587	$ 267,021,142

6.Loans (Continued)

The following table outlines the maturity and rate repricing distribution of the loan portfolio.  For purposes of this disclosure, we have classified non-accrual loans as immediately repricing or maturing.

December 31,	2011	2010	2009

Within one year	$ 182,242,860	$ 124,914,560	$ 101,809,560
Over one to five years	292,507,248	149,488,074	131,119,339
Over five years	67,537,140	27,186,296	34,092,243
	$ 542,287,248	$ 301,588,930	$ 267,021,142

As of December 31, 2011, the Bank has pledged loans totaling $264,053,734 to support Federal Home Loan Bank borrowings.

The Bank makes loans to customers located in the Maryland suburbs of Washington D.C.  Residential and commercial real estate secure substantial portions of the Bank’s loans.  Although the loan portfolio is diversified, the regional real estate market and economy will influence its performance.